Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	€ 21,728	€ 28,158
Work in progress	12,600	15,177
Finished goods	591	1,524
Purchased goods (third party products)	591	743
TOTAL WRITE-DOWN PROVISION	€ 35,510	€ 45,601